American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
September 30, 2021

Small Company - Schedule of Investments
SEPTEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.4%
Aerospace and Defense — 0.7%
Axon Enterprise, Inc.(1)	3,482	609,420
Moog, Inc., Class A	10,375	790,886
		1,400,306
Auto Components — 0.7%
Patrick Industries, Inc.	16,654	1,387,278
Automobiles — 0.3%
Winnebago Industries, Inc.	8,076	585,106
Banks — 5.1%
Bancorp, Inc. (The)(1)	23,630	601,383
Customers Bancorp, Inc.(1)	12,710	546,784
Enterprise Financial Services Corp.	12,612	571,071
First Citizens BancShares, Inc., Class A	620	522,765
First Horizon Corp.	62,957	1,025,570
Hancock Whitney Corp.	25,460	1,199,675
Heartland Financial USA, Inc.	21,401	1,028,960
Hilltop Holdings, Inc.	24,622	804,401
International Bancshares Corp.	7,751	322,752
OFG Bancorp	21,855	551,183
Pacific Premier Bancorp, Inc.	16,913	700,875
QCR Holdings, Inc.	9,657	496,756
United Bankshares, Inc.	8,047	292,750
United Community Banks, Inc.	33,090	1,086,014
Western Alliance Bancorp	7,843	853,475
		10,604,414
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	1,544	608,614
Biotechnology — 9.2%
Alkermes plc(1)	38,171	1,177,194
Arcus Biosciences, Inc.(1)	16,000	557,920
Beam Therapeutics, Inc.(1)	8,000	696,080
Biohaven Pharmaceutical Holding Co. Ltd.(1)	8,000	1,111,280
Blueprint Medicines Corp.(1)	28,476	2,927,617
CareDx, Inc.(1)	18,952	1,200,988
Coherus Biosciences, Inc.(1)	69,000	1,108,830
Cytokinetics, Inc.(1)	18,000	643,320
Dynavax Technologies Corp.(1)(2)	53,646	1,030,540
Fate Therapeutics, Inc.(1)	7,364	436,464
Halozyme Therapeutics, Inc.(1)	12,906	525,016
Ironwood Pharmaceuticals, Inc.(1)	163,814	2,139,411
MannKind Corp.(1)(2)	100,000	435,000
Natera, Inc.(1)	4,646	517,750
Novavax, Inc.(1)	6,754	1,400,172
PTC Therapeutics, Inc.(1)	13,170	490,056
Radius Health, Inc.(1)	44,052	546,685
Rigel Pharmaceuticals, Inc.(1)	220,263	799,555
Vanda Pharmaceuticals, Inc.(1)	51,909	889,720
Vericel Corp.(1)(2)	9,974	486,731
		19,120,329

Building Products — 1.6%
Apogee Enterprises, Inc.	23,069	871,085
Builders FirstSource, Inc.(1)	12,877	666,256
JELD-WEN Holding, Inc.(1)	17,546	439,176
Masonite International Corp.(1)	2,407	255,455
Quanex Building Products Corp.	16,894	361,701
Simpson Manufacturing Co., Inc.	6,929	741,195
		3,334,868
Capital Markets — 5.5%
Artisan Partners Asset Management, Inc., Class A	34,756	1,700,264
B. Riley Financial, Inc.	13,590	802,354
Cohen & Steers, Inc.	8,320	696,966
Evercore, Inc., Class A	11,396	1,523,303
Federated Hermes, Inc.	38,201	1,241,532
Lazard Ltd., Class A	15,751	721,396
Moelis & Co., Class A	24,314	1,504,307
Piper Sandler Cos.	10,593	1,466,707
PJT Partners, Inc., Class A	23,915	1,891,916
		11,548,745
Chemicals — 0.5%
Minerals Technologies, Inc.	8,709	608,237
Orion Engineered Carbons SA(1)	24,511	446,835
		1,055,072
Commercial Services and Supplies — 3.2%
ABM Industries, Inc.	17,591	791,771
Casella Waste Systems, Inc., Class A(1)	10,858	824,557
Cimpress plc(1)	10,387	901,903
Deluxe Corp.	11,795	423,323
Healthcare Services Group, Inc.	64,060	1,600,859
Herman Miller, Inc.	21,676	816,318
HNI Corp.	26,217	962,688
Interface, Inc.	26,084	395,173
		6,716,592
Communications Equipment — 1.2%
Calix, Inc.(1)	13,695	676,944
Extreme Networks, Inc.(1)	90,835	894,725
Lumentum Holdings, Inc.(1)	6,166	515,107
Plantronics, Inc.(1)	21,142	543,561
		2,630,337
Construction and Engineering — 1.4%
Comfort Systems USA, Inc.	10,970	782,380
EMCOR Group, Inc.	4,129	476,404
Granite Construction, Inc.	13,624	538,829
MYR Group, Inc.(1)	5,317	529,042
Primoris Services Corp.	23,956	586,683
		2,913,338
Construction Materials — 0.5%
Summit Materials, Inc., Class A(1)	30,745	982,918
Consumer Finance — 1.7%
Green Dot Corp., Class A(1)	10,973	552,271
LendingTree, Inc.(1)	2,598	363,278
OneMain Holdings, Inc.	18,853	1,043,137
PROG Holdings, Inc.	37,868	1,590,835
		3,549,521

Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	10,669	755,792
Electrical Equipment — 1.6%
Acuity Brands, Inc.	8,679	1,504,678
Atkore, Inc.(1)	8,234	715,700
GrafTech International Ltd.	107,069	1,104,952
		3,325,330
Electronic Equipment, Instruments and Components — 1.1%
OSI Systems, Inc.(1)	6,303	597,524
Sanmina Corp.(1)	7,931	305,661
ScanSource, Inc.(1)	22,902	796,761
SYNNEX Corp.	5,734	596,909
		2,296,855
Energy Equipment and Services — 1.4%
Archrock, Inc.	62,161	512,828
Cactus, Inc., Class A	14,496	546,789
ChampionX Corp.(1)	47,055	1,052,150
ProPetro Holding Corp.(1)	86,601	749,099
		2,860,866
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A(1)(2)	13,154	500,641
World Wrestling Entertainment, Inc., Class A	26,637	1,498,598
		1,999,239
Equity Real Estate Investment Trusts (REITs) — 1.5%
Alexander & Baldwin, Inc.	25,277	592,493
CareTrust REIT, Inc.	27,977	568,493
Equity Lifestyle Properties, Inc.	3,922	306,308
PotlatchDeltic Corp.	25,539	1,317,301
Retail Opportunity Investments Corp.	22,261	387,787
		3,172,382
Food and Staples Retailing — 0.8%
Ingles Markets, Inc., Class A	16,285	1,075,299
Sprouts Farmers Market, Inc.(1)	26,243	608,050
		1,683,349
Health Care Equipment and Supplies — 3.6%
AtriCure, Inc.(1)	9,034	628,315
Cardiovascular Systems, Inc.(1)	6,332	207,880
Cerus Corp.(1)	114,060	694,625
Insulet Corp.(1)	1,999	568,176
iRhythm Technologies, Inc.(1)	1,882	110,210
Nevro Corp.(1)	3,616	420,830
Novocure Ltd.(1)	4,159	483,151
STAAR Surgical Co.(1)	8,489	1,091,091
STERIS plc	2,190	447,373
Tandem Diabetes Care, Inc.(1)	23,318	2,783,703
		7,435,354
Health Care Providers and Services — 5.1%
Amedisys, Inc.(1)	2,982	444,616
AMN Healthcare Services, Inc.(1)	13,309	1,527,208
Fulgent Genetics, Inc.(1)	11,000	989,450
LHC Group, Inc.(1)	8,463	1,327,929
ModivCare, Inc.(1)	6,908	1,254,631
Option Care Health, Inc.(1)	49,907	1,210,744
Progyny, Inc.(1)	9,861	552,216
R1 RCM, Inc.(1)	25,579	562,994

Tenet Healthcare Corp.(1)	28,892	1,919,585
Tivity Health, Inc.(1)	34,287	790,658
		10,580,031
Health Care Technology — 0.7%
Vocera Communications, Inc.(1)	30,876	1,412,886
Hotels, Restaurants and Leisure — 2.4%
Bloomin' Brands, Inc.(1)	15,421	385,525
Brinker International, Inc.(1)	11,329	555,688
International Game Technology plc(1)	18,406	484,446
Jack in the Box, Inc.	5,137	499,984
Papa John's International, Inc.	4,019	510,373
Red Rock Resorts, Inc., Class A(1)	11,491	588,569
Scientific Games Corp., Class A(1)	10,090	838,176
Wingstop, Inc.	6,654	1,090,790
		4,953,551
Household Durables — 1.4%
Century Communities, Inc.	7,743	475,807
Installed Building Products, Inc.	5,563	596,075
KB Home	5,776	224,802
Taylor Morrison Home Corp.(1)	24,275	625,810
Tri Pointe Homes, Inc.(1)	51,948	1,091,947
		3,014,441
Household Products — 0.3%
Central Garden & Pet Co., Class A(1)	13,424	577,232
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class C	13,538	409,795
Insurance — 0.2%
Trupanion, Inc.(1)	6,771	525,904
Interactive Media and Services — 1.4%
Cargurus, Inc.(1)	67,644	2,124,698
Yelp, Inc.(1)	20,527	764,425
		2,889,123
Internet and Direct Marketing Retail — 1.0%
Liquidity Services, Inc.(1)	36,240	783,146
Shutterstock, Inc.	10,781	1,221,703
		2,004,849
IT Services — 0.8%
CSG Systems International, Inc.	13,690	659,858
MAXIMUS, Inc.	12,429	1,034,093
		1,693,951
Leisure Products — 0.7%
Malibu Boats, Inc., Class A(1)	3,618	253,188
Polaris, Inc.	10,972	1,312,909
		1,566,097
Life Sciences Tools and Services — 1.2%
Medpace Holdings, Inc.(1)	6,575	1,244,516
Pacific Biosciences of California, Inc.(1)	46,761	1,194,744
		2,439,260
Machinery — 2.2%
EnPro Industries, Inc.	8,100	705,672
Hillenbrand, Inc.	48,118	2,052,233

Mueller Industries, Inc.	36,621	1,505,123
Tennant Co.	5,867	433,864
		4,696,892
Metals and Mining — 2.0%
Commercial Metals Co.	62,650	1,908,319
Kaiser Aluminum Corp.	5,907	643,627
Materion Corp.	10,503	720,926
TimkenSteel Corp.(1)	67,720	885,777
		4,158,649
Oil, Gas and Consumable Fuels — 2.6%
DHT Holdings, Inc.	77,825	508,197
Ovintiv, Inc.	83,288	2,738,509
PDC Energy, Inc.	19,598	928,749
Renewable Energy Group, Inc.(1)	10,290	516,558
Targa Resources Corp.	14,279	702,670
		5,394,683
Personal Products — 0.3%
Medifast, Inc.	1,878	361,778
USANA Health Sciences, Inc.(1)	2,918	269,039
		630,817
Pharmaceuticals — 1.0%
Amphastar Pharmaceuticals, Inc.(1)	45,133	857,978
Antares Pharma, Inc.(1)	105,000	382,200
Collegium Pharmaceutical, Inc.(1)	15,327	302,555
Corcept Therapeutics, Inc.(1)	30,382	597,918
		2,140,651
Professional Services — 3.2%
ASGN, Inc.(1)	19,079	2,158,598
Insperity, Inc.	11,449	1,267,862
Kforce, Inc.	9,217	549,702
TriNet Group, Inc.(1)	23,202	2,194,445
TrueBlue, Inc.(1)	20,423	553,055
		6,723,662
Real Estate Management and Development — 2.3%
Cushman & Wakefield plc(1)	72,450	1,348,295
eXp World Holdings, Inc.(2)	29,807	1,185,424
Newmark Group, Inc., Class A	80,860	1,157,107
Realogy Holdings Corp.(1)	42,804	750,782
Redfin Corp.(1)(2)	8,744	438,074
		4,879,682
Semiconductors and Semiconductor Equipment — 3.9%
Ambarella, Inc.(1)	5,421	844,266
Axcelis Technologies, Inc.(1)	6,731	316,559
Diodes, Inc.(1)	9,846	891,949
Enphase Energy, Inc.(1)	3,427	513,947
FormFactor, Inc.(1)	30,720	1,146,778
Kulicke & Soffa Industries, Inc.	17,694	1,031,206
MaxLinear, Inc.(1)	15,216	749,388
Silicon Laboratories, Inc.(1)	12,281	1,721,305
Ultra Clean Holdings, Inc.(1)	10,380	442,188
Veeco Instruments, Inc.(1)	21,742	482,890
		8,140,476
Software — 8.2%
Agilysys, Inc.(1)	8,467	443,332
Appfolio, Inc., Class A(1)	2,314	278,606

Box, Inc., Class A(1)	83,112	1,967,261
ChannelAdvisor Corp.(1)	11,457	289,060
CommVault Systems, Inc.(1)	17,544	1,321,239
Digital Turbine, Inc.(1)	14,062	966,763
Domo, Inc., Class B(1)	14,377	1,213,994
HubSpot, Inc.(1)	1,583	1,070,251
j2 Global, Inc.(1)	5,799	792,259
Mimecast Ltd.(1)	21,529	1,369,244
Mitek Systems, Inc.(1)	29,241	540,959
Model N, Inc.(1)	23,924	801,454
Progress Software Corp.	16,918	832,196
Qualys, Inc.(1)	6,079	676,532
Rapid7, Inc.(1)	6,886	778,256
SPS Commerce, Inc.(1)	7,653	1,234,505
Workiva, Inc.(1)	11,394	1,606,098
Zendesk, Inc.(1)	6,121	712,423
Zuora, Inc., Class A(1)	18,771	311,223
		17,205,655
Specialty Retail — 3.9%
American Eagle Outfitters, Inc.	20,494	528,745
Camping World Holdings, Inc., Class A	22,163	861,476
Group 1 Automotive, Inc.	3,220	604,974
Guess?, Inc.	22,759	478,167
MarineMax, Inc.(1)	18,639	904,364
National Vision Holdings, Inc.(1)	7,373	418,565
Rent-A-Center, Inc.	11,317	636,128
RH(1)	2,545	1,697,286
Sally Beauty Holdings, Inc.(1)	10,864	183,058
Signet Jewelers Ltd.	11,782	930,307
Zumiez, Inc.(1)	20,468	813,808
		8,056,878
Technology Hardware, Storage and Peripherals — 0.6%
Diebold Nixdorf, Inc.(1)	56,952	575,785
Pure Storage, Inc., Class A(1)	25,237	634,963
		1,210,748
Textiles, Apparel and Luxury Goods — 1.6%
Carter's, Inc.	4,216	409,964
Crocs, Inc.(1)	9,342	1,340,390
Deckers Outdoor Corp.(1)	2,605	938,321
G-III Apparel Group Ltd.(1)	14,197	401,775
Steven Madden Ltd.	6,534	262,406
		3,352,856
Thrifts and Mortgage Finance — 3.4%
Essent Group Ltd.	47,513	2,091,047
MGIC Investment Corp.	90,175	1,349,018
Mr. Cooper Group, Inc.(1)	18,884	777,454
NMI Holdings, Inc., Class A(1)	41,409	936,258
Radian Group, Inc.	65,927	1,497,861
Walker & Dunlop, Inc.	4,062	461,037
		7,112,675
Trading Companies and Distributors — 2.6%
Boise Cascade Co.	15,878	857,094
GMS, Inc.(1)	21,750	952,650
H&E Equipment Services, Inc.	22,315	774,554
Herc Holdings, Inc.(1)	6,686	1,092,894

NOW, Inc.(1)	42,947	328,544
WESCO International, Inc.(1)	11,731	1,352,819
		5,358,555
TOTAL COMMON STOCKS (Cost $168,135,665)		201,096,604
TEMPORARY CASH INVESTMENTS — 3.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $1,319,047), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $1,292,771)		1,292,770
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $4,396,320), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $4,310,001)		4,310,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,503,650	1,503,650
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,106,420)		7,106,420
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,388,412)	1,388,412	1,388,412
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $176,630,497)		209,591,436
OTHER ASSETS AND LIABILITIES — (0.5)%		(963,878)
TOTAL NET ASSETS — 100.0%		$208,627,558

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	57	December 2021	$6,272,280	$(79,188)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,067,446. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,183,130, which includes securities collateral of $1,794,718.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	201,096,604	—	—
Temporary Cash Investments	1,503,650	5,602,770	—
Temporary Cash Investments - Securities Lending Collateral	1,388,412	—	—
	203,988,666	5,602,770	—
Liabilities
Other Financial Instruments
Futures Contracts	79,188	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.